As filed with the Securities and Exchange Commission on February 22, 2010

Securities Act File No. 33-50476
Investment Company Act File No. 811-7064

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x

Post-Effective Amendment No. 31	x

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x

Amendment No. 31	x

THE TARGET PORTFOLIO TRUST
(Exact name of Registrant as Specified in Charter)

GATEWAY CENTER THREE

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102-4077

(Address of Principal Executive Offices) (Zip Code)

(973) 367-7521

Registrant’s Telephone Number, Including Area Code:

Deborah A. Docs, Esq.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102-4077

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

¨ immediately upon filing pursuant to paragraph (b) ¨ 60 days after filing pursuant to paragraph (a)(1) ¨ 75 days after filing pursuant to paragraph (a)(2)	X on February 26, 2010 pursuant to paragraph (b) ¨ on pursuant to paragraph (a)(1) ¨ on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 31 to the Registration Statement for The Target Portfolio Trust (the “Registrant”) is being filed for the purpose of delaying the effectiveness of PEA No.28, which was filed pursuant to Rule 485(a)(1) on October 16, 2009.  PEA No. 28 was initially scheduled to become effective on December 31, 2009 and subsequently extended to January 29, 2010 pursuant to the filing of PEA No. 29 and PEA No. 30.  Accordingly, the contents of PEA No. 28 consisting of Part A, Part B, and Part C, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, the State of New Jersey, on the 22nd day of February, 2010.

THE TARGET PORTFOLIO TRUST

By:	/s/ Judy A. Rice
Judy A. Rice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*Kevin J. Bannon	Trustee
*Linda W. Bynoe	Trustee
*Michael S. Hyland	Trustee
*Douglas H. McCorkindale	Trustee
*Stephen P. Munn	Trustee
*Richard A. Redeker	Trustee
*Judy A. Rice	Trustee & President (Principal Executive Officer)
*Robin B. Smith	Trustee
*Stephen Stoneburn	Trustee
*Grace C. Torres	Treasurer & Principal Financial and Accounting Officer
*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	February 22, 2010

*Pursuant to Power of Attorney dated July 1, 2008.  Incorporated by reference to Jennison Natural Resources Fund, Inc. Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (No. 33-15166) filed via EDGAR on July 31, 2008.